Annual Total Returns - Fidelity Strategic Dividend & Income Fund [BarChart] - 11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-14 - Fidelity Strategic Dividend & Income Fund - Fidelity Advisor Strategic Dividend & Income Fund: Class A
Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	6.92%
Annual Return 2012	14.43%
Annual Return 2013	17.48%
Annual Return 2014	13.01%
Annual Return 2015	(1.42%)
Annual Return 2016	12.42%
Annual Return 2017	11.91%
Annual Return 2018	(4.86%)
Annual Return 2019	22.16%
Annual Return 2020	11.02%